Leases (Table)	9 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease Income
Lease income for the nine and three months ended December 31, 2019 and 2020 are as follows:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Lease income—net investment in leases
Interest income	¥56,155	¥51,698
Other	1,601	1,325
Lease income—operating leases *	321,428	296,520

Total lease income	¥379,184	¥349,543

*   Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥23,044 million and ¥13,745 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥14,234 million and ¥6,625 million, for the nine months ended December 31, 2019 and 2020, respectively.

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Lease income—net investment in leases
Interest income	¥18,900	¥17,385
Other	511	460
Lease income—operating leases *	106,503	98,559

Total lease income	¥125,914	¥116,404

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥4,636 million and ¥991 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥6,047 million and ¥3,491 million, for the three months ended December 31, 2019 and 2020, respectively.